BUSINESS COMBINATIONS (Narrative) (Details) $ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands, $ in Thousands							1 Months Ended								3 Months Ended	12 Months Ended
	Mar. 15, 2022 CAD ($)	Mar. 15, 2022 ILS (₪)	Mar. 14, 2022 CAD ($)	Mar. 14, 2022 ILS (₪)	Dec. 01, 2021 CAD ($)	Jul. 09, 2021 Shares $ / shares shares	Mar. 28, 2022 CAD ($)	Mar. 28, 2022 ILS (₪)	Sep. 01, 2021 CAD ($)	Sep. 01, 2021 $ / shares	Jul. 31, 2021 CAD ($)	Jul. 28, 2021 CAD ($)	Jul. 28, 2021 ILS (₪)	Mar. 18, 2021 CAD ($) Shares $ / shares shares	Mar. 29, 2022 CAD ($) Shares shares	Jan. 06, 2022 CAD ($)	Dec. 31, 2021 CAD ($) Shares shares	Dec. 31, 2021 ILS (₪) Shares shares	Dec. 31, 2020 CAD ($) Shares	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 ILS (₪)	Mar. 30, 2022 CAD ($) Shares	Mar. 30, 2022 ILS (₪) Shares	Mar. 28, 2022 ILS (₪)	Mar. 15, 2022 ILS (₪)	Mar. 14, 2022 ILS (₪)	Feb. 28, 2022 CAD ($)	Dec. 31, 2021 USD ($) Shares	Dec. 01, 2021 ILS (₪)	Aug. 16, 2021 CAD ($)	Aug. 16, 2021 ILS (₪)	Jul. 28, 2021 ILS (₪)	May 30, 2021 CAD ($)	May 30, 2021 ILS (₪)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 ILS (₪)
Disclosure of detailed information about business combination [line items]
Number of share options granted in share-based payment arrangement | Shares																	2,964,265	2,964,265	905,000
Revenues																	$ 54,300		$ 15,890
Net loss																	$ (18,518)		$ (28,734)
Trichome Financial Corp. (“Trichome”) [Member]
Disclosure of detailed information about business combination [line items]
Number of common shares issued in business combination | Shares														10,104,901			100,916											100,916
Value of common shares issued in business combination														$ 99,028			$ 495
Market price of common shares | $ / shares														$ 9.8
Amount of settlement of withholding tax liabilities														$ 8,131
Number of common shares comprised to cover tax liabilities | shares														927,463
Percentage of withholding tax liabilities														75.00%													75.00%
Percentage of income tax liability of key personnel														75.00%
Percentage of withholding tax liabilities of penalties and interest																	75.00%											75.00%
Impairment loss of indemnification asset and penalty and interest expenses																	$ 342
Number of common shares issued for each share of acquiree | shares														0.24525			50,525	50,525
Total purchase price																	$ 99,028
Description of contingent consideration of acquisition																	(a). any portion of remittance to the CRA on account of any non-residence Canadian estimated at approximately $1,886, plus (b) 75% of any liabilities for penalties up to December 31, 2021 and 100% of any penalties from January 1, 2022 onward (estimated at approximately $604), and indemnify 75% of any liabilities for interest through December 31, 2021 and 100% of any interest from January 1, 2022 (estimated at approximately $342), in connection with the withholding tax liabilities to CRA (other than penalties and interest included in (a) above), plus (c) To the extent not captured above in sections (a) and (b), 100% of the withholding taxes tax liabilities, subtracting all cash proceeds received by Trichome or IMC from the sale of the Purchaser Balance Shares	(a). any portion of remittance to the CRA on account of any non-residence Canadian estimated at approximately $1,886, plus (b) 75% of any liabilities for penalties up to December 31, 2021 and 100% of any penalties from January 1, 2022 onward (estimated at approximately $604), and indemnify 75% of any liabilities for interest through December 31, 2021 and 100% of any interest from January 1, 2022 (estimated at approximately $342), in connection with the withholding tax liabilities to CRA (other than penalties and interest included in (a) above), plus (c) To the extent not captured above in sections (a) and (b), 100% of the withholding taxes tax liabilities, subtracting all cash proceeds received by Trichome or IMC from the sale of the Purchaser Balance Shares
Revenues																	$ 9,223
Net loss																	$ (17,983)
Trichome Financial Corp. (“Trichome”) [Member] | Subsequent Event [Member]
Disclosure of detailed information about business combination [line items]
Amount of settlement of withholding tax liabilities																											$ 1,886
Impairment loss of indemnification asset and penalty and interest expenses																$ 604
MYM Nutraceuticals Inc. (“MYM”) [Member]
Disclosure of detailed information about business combination [line items]
Number of common shares issued in business combination | Shares						10,073,437											49,802											49,802
Value of common shares issued in business combination																	$ 312
Market price of common shares | $ / shares						$ 0.022
Number of share options granted in share-based payment arrangement | Shares														700,000
Number of common shares issued for each share of acquiree | shares						0.022
Percentage of issued and outstanding shares acquired						15.00%
Total purchase price																	62,620
Cash consideration of business combination											$ 62,620
Revenues																	11,024
Net loss																	$ 130
MYM Nutraceuticals Inc. (“MYM”) [Member] | Subsequent Event [Member]
Disclosure of detailed information about business combination [line items]
Number of share options granted in share-based payment arrangement | Shares															833,508
Number of RSU vested | shares															275,125
Cash consideration of business combination															$ 3,250
Panaxia Logistics Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Number of common shares issued in business combination | Shares																	934,755											934,755
Value of common shares issued in business combination																	$ 4,290											$ 3,397					$ 4,200	₪ 11,100	$ 4,200	₪ 11,100
Total purchase price																	6,960																7,000	18,700	$ 7,000	₪ 18,700
Cash transferred																																	$ 2,800	₪ 7,600
Amount of non cancellable purchase price									$ 2,837
Panaxia Logistics Ltd. [Member] | Subsequent Event [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred			$ 2,900																							₪ 7,600
Cash consideration of business combination			4,300	₪ 11,100
Acquisition costs			7,200	18,700
Panaxia Logistics Ltd. [Member] | Bottom of range [Member]
Disclosure of detailed information about business combination [line items]
Market price of common shares | $ / shares										$ 3.1
Panaxia Logistics Ltd. [Member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Market price of common shares | $ / shares										$ 5.01
Pharm Yarok pharmacy [Member]
Disclosure of detailed information about business combination [line items]
Value of common shares issued in business combination												$ 1,300																				₪ 3,500
Total purchase price												4,600					4,606															₪ 11,900
Cash consideration of business combination												1,300	₪ 3,500
Acquisition costs												$ 4,600	₪ 11,900
Revenues																	4,897
Net loss																	1
Pharm Yarok pharmacy [Member] | Subsequent Event [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred			3,300																							₪ 8,400
Cash consideration of business combination			1,300	3,500
Acquisition costs			$ 4,600	₪ 11,900
Vironna pharmacy [Member]
Disclosure of detailed information about business combination [line items]
Value of common shares issued in business combination																														$ 1,350	₪ 3,500
Percentage of issued and outstanding shares acquired																														51.00%	51.00%
Total purchase price																	3,319													$ 3,300	₪ 8,500
Cash transferred																														$ 1,950	₪ 5,000
Acquisition costs																	1,400	₪ 3,750
Vironna pharmacy [Member] | Subsequent Event [Member]
Disclosure of detailed information about business combination [line items]
Total purchase price	$ 3,330																								₪ 8,500
Cash transferred	1,960																								₪ 5,000
Cash consideration of business combination	1,700	₪ 3,500
Acquisition costs	$ 1,470	₪ 3,750
Oranim Pharm [Member]
Disclosure of detailed information about business combination [line items]
Value of common shares issued in business combination					$ 2,104																								₪ 5,202
Percentage of issued and outstanding shares acquired					51.00%																								51.00%
Total purchase price					$ 4,900																								₪ 11,940
Cash transferred					$ 2,104																								₪ 5,202
Revenues																	1,410
Net loss																	$ 46
Oranim Pharm [Member] | Subsequent Event [Member]
Disclosure of detailed information about business combination [line items]
Number of common shares issued in business combination | Shares																						251,001	251,001
Cash transferred							$ 2,104													$ 2,104	₪ 5,202	$ 630	₪ 1,536	₪ 5,202
Acquisition costs							$ 4,900	₪ 11,940
Oranim Plus Pharm Ltd [Member]
Disclosure of detailed information about business combination [line items]
Percentage of acquisition					99.50%
Percentage of issued and outstanding shares acquired					51.30%																								51.30%